Other intangible assets (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₨ 44,665		₨ 44,925
Ending balance		44,367	$ 642	44,665	₨ 44,925
Product related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		42,898		43,105
Ending balance		42,394		42,898	43,105
Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0		0
Ending balance		0		0	0
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,767		1,820
Ending balance		1,973		1,767	1,820
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		85,541		79,066
Additions		2,144		2,605
Disposals/De-recognitions	[1]	(3,576)
Effect of changes in foreign exchange rates		1,462		3,870
Ending balance		85,571		85,541	79,066
Gross carrying amount [member] | Product related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		82,187		75,946
Additions		1,542		2,377
Disposals/De-recognitions	[1]	(3,219)
Effect of changes in foreign exchange rates		1,461		3,864
Ending balance		81,971		82,187	75,946
Gross carrying amount [member] | Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		357		357
Additions		0		0
Disposals/De-recognitions	[1]	(357)
Effect of changes in foreign exchange rates		0		0
Ending balance		0		357	357
Gross carrying amount [member] | Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,997		2,763
Additions		602		228
Disposals/De-recognitions	[1]	0
Effect of changes in foreign exchange rates		1		6
Ending balance		3,600		2,997	2,763
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		40,876		34,141
Amortization for the year		3,828		3,425
Impairment loss		116		53
Disposals/De-recognitions	[1]	(3,172)
Effect of changes in foreign exchange rates		(444)		3,257
Ending balance		41,204		40,876	34,141
Accumulated depreciation, amortization and impairment [member] | Product related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		39,289		32,841
Amortization for the year		3,432		3,139
Impairment loss		116		53
Disposals/De-recognitions	[1]	(2,815)
Effect of changes in foreign exchange rates		(445)		3,256
Ending balance		39,577		39,289	32,841
Accumulated depreciation, amortization and impairment [member] | Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		357		357
Amortization for the year		0		0
Impairment loss		0		0
Disposals/De-recognitions	[1]	(357)
Effect of changes in foreign exchange rates		0		0
Ending balance		0		357	357
Accumulated depreciation, amortization and impairment [member] | Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,230		943
Amortization for the year		396		286
Impairment loss		0		0
Disposals/De-recognitions	[1]	0
Effect of changes in foreign exchange rates		1		1
Ending balance		₨ 1,627		₨ 1,230	₨ 943

[1]	Gain on disposal of assets for the year ended March 31, 2019 includes an amount of Rs.682 representing the profit on sale of intangible assets forming part of the Company’s Proprietary Products segment.